Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2019	2020	2021
Current income tax expense/(benefit):
Germany	€18,769	€(362)	€3,729
Other countries	309	117	1
Current income tax expense/(benefit)	€19,078	€(245)	€3,730
Deferred income tax expense/(benefit):
Germany	2,020	(8,165)	8,914
Other countries	(116)	(84)	(58)
Deferred income tax expense/(benefit)	€1,904	€(8,249)	€8,856
Income tax expense/(benefit)	€20,982	€(8,494)	€12,586

Schedule of income (loss) before income tax, domestic and foreign	The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2019	2020	2021
Germany	€36,750	€(252,859)	€23,387
Other countries	940	(274)	(97)
Income/(loss) before income taxes	€37,690	€(253,133)	€23,290

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.23% to income/(loss) before income taxes to total income tax expense/(benefit) is as follows:

	Year ended December 31,
(€ thousands)	2019	2020	2021
Income/(loss) before income taxes	€37,690	€(253,133)	€23,290

Income tax expense at German tax rate	11,769	(79,041)	7,272
Foreign rate differential	100	40	17
Expected tax expense/(benefit)	€11,869	€(79,001)	€7,289

Tax effect from:
Non-deductible share-based compensation	€6,211	€4,708	€5,390
Non-deductible corporate costs	—	—	121
Goodwill impairment	—	64,829	—
Prior period taxes	66	9	(294)
Movement in valuation allowance	19	454	80
Foreign withholding taxes	—	305	—
Movement in uncertain tax positions	2,857	14	56
Income tax effect resulting from weekengo asset deal transaction	—	—	1,938
Initial recognition of tax deductible goodwill and intangibles	—	—	(1,938)
Other differences	(40)	188	(56)
Income tax expense/(benefit)	€20,982	€(8,494)	€12,586

Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2020 and 2021 were as follows:

	Year Ended December 31,
(€ thousands)	2020	2021
Balance, beginning of year	€2,857	€2,871
Increases to tax positions related to the current year	—	—
Increases to tax positions related to prior years	—	—
Interest and penalties	14	56
Balance, end of year	€2,871	€2,927

Schedule of deferred tax assets and liabilities
At December 31, 2020 and 2021, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2020	2021
Deferred tax assets:
Net operating loss and tax credit carryforwards	€11,840	€5,665
Prepaid expense and other current assets	1,335	310
Property and equipment	1	—
Accrued expenses and other current liabilities	26	157
Operating lease liability	28,132	14,843
Other long-term liabilities	115	47
Other	—	—
Deferred tax assets (gross)	€41,449	€21,022
Less valuation allowance	(536)	(1,388)
Subtotal	€40,913	€19,634
Offsetting	(40,912)	(19,608)
Deferred tax assets	€1	€26

Deferred tax liabilities:
Cash and cash equivalents	€—	€722
Intangible assets, net	52,928	51,257
Property and equipment	2,875	2,334
Operating lease right-of-use assets	27,106	15,089
Other	179	16
Subtotal	€83,088	€69,418
Offsetting	(40,912)	(19,608)
Deferred tax liabilities	€42,176	€49,810